August 24, 2016

Securities and Exchange Commission

Via EDGAR

Re:    Principal Exchange-Traded Funds
File Nos. 333-201935, 811-23029
Interactive data files for previous 497 filing

Principal Exchange-Traded Funds (the “Registrant”) is incorporating by reference the prospectus filed on August 18, 2016 (SEC Accession No. 0001572661-16-000180).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the prospectus that the Registrant is incorporating by reference.